Share-Based Plan - Additional Information (Detail) R$ in Thousands	3 Months Ended	9 Months Ended	12 Months Ended
	Sep. 30, 2020 BRL (R$)	Sep. 30, 2020 BRL (R$)	Dec. 31, 2019 BRL (R$)	Sep. 30, 2020 USD ($) shares	Dec. 31, 2019 USD ($) shares
Disclosure of terms and conditions of share-based payment arrangement [line items]
Description of vesting condition		(i) 33% will vest on the third year after the grant, (ii) 33% will vest on the fourth year after the grant and (iii) 34% will vest on the fifth year after the grant date.	(i) 33% will vest on the third year after the grant, (ii) 33%% will vest on the fourth year after the grant and (iii) 34% will vest on the fifth year after the grant date.
Outstanding number of Shares reserved under plans				5,950,244	4,112,046
compensation expense | R$	R$ 44,352	R$ 113,464	R$ 7,502
Tax provisions and does not include any tax benefits on total share-based compensation expense | R$			R$ 2,131
Top of range [member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Maximum number of shares available for issuance under the share-based plan					5.00%
Restricted Stock Units [Member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Description of vesting condition		their vesting conditions are service related and they vest at a rate of 20% after three years, 20% after four years, and 60% after five years.	their vesting conditions are service related and they vest at a rate of 20% after three years, 20% after four years, and 60% after five years.
Outstanding number of Shares reserved under plans				3,759,867	1,921,669
compensation expense | R$	R$ 12,578	R$ 34,917
weighted-average grant-date fair value | $				$ 27,000	$ 27,000
Number Of Outstanding Share Forfeited				298,750,000
Number Of Outstanding Share Granted				1,934,000,000
Performance Stock Units member [Member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Outstanding number of Shares reserved under plans				2,190,377	2,190,377
weighted-average grant-date fair value | $				$ 34,560	$ 3,456,000